Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Investment Objective
The Fund seeks to provide investment results that track the performance of the CEMP Commodity Long/Cash Volatility Wtd Index before fees and expenses.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 15 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.43%	0.38%	0.55%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.52%	2.22%	1.39%
Fee Waivers and Expense Reimbursement	[3]	(0.38%)	(0.33%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[3]	1.14%	1.89%	0.89%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund's Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least October 31, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	993	1,322	2,253
Class C	292	663	1,160	2,529
Class I	91	391	713	1,625

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class C | USD ($)	192	663	1,160	2,529

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in the long only commodities futures contracts included in the CEMP Commodity Long/Cash Volatility Weighted Index ("Index"), an unmanaged, volatility weighted index created by the Adviser.

In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the commodities market during periods of significant market decline and reinvests when market prices have further declined or rebounded. The term "Enhanced" in the Fund's name refers to the feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through this defensive positioning, as described below.

The Index generally consists of long only futures contracts related to twenty of the most liquid commodities (such as oil, corn, or gold) by trading volume. The Index weights such commodity futures based on the volatility of each commodity. The Index's commodity futures component is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular commodity to 25%.

The Fund intends to primarily gain exposure to commodities by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary will invest primarily in futures contracts included in the Index in the same relative weights as the Index. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries issuers as all commodity-related futures contracts. For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the commodities market. Market decline is measured by reference to the CEMP Commodity Volatility Weighted Index ("Reference Index"), which is composed of the same securities as in the Index but without any allocation to cash.

During any periods of significant market decline, defined as a decline of 10% or more from the Reference Index's all-time daily high closing value compared to its most recent month-end closing value, the Index's exposure to the commodities market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the Reference Index declines 10% or more, the Index will liquidate 75% of the stocks included in the Index and invest the cash in 30-day Treasury bills.

The Index will reinvest in stocks as follows:

■  The Index will return to being 100% invested in stocks if the month-end closing value of the stocks in the Reference Index returns to a level that is less than a 10% decline from its all-time daily high closing value.

■  If the Reference Index declines by 20% (or more) from its all-time daily high closing value, 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 30% (or more) from its all-time daily high closing value, another 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 40% (or more) from its all-time daily high closing value, the remaining 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index will make any prescribed liquidation or reinvestment in stocks in accordance with the mathematical formula only at month end.

During any periods of significant market decline, when the Index's exposure to the market is less than 100%, the uninvested portion of the Index will be invested in 30-day Treasury bills.

The balance of the Fund's portfolio which is not invested in the Subsidiary or directly in commodity-related derivative investments, serves as margin or collateral for the Fund's derivative positions. The Fund will invest these amounts primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt, and in investment companies such as short-term fixed income funds and money market funds. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The Fund may employ a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries

■  Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

■  Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

■  Index/Defensive Positioning Risk. Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed liquidation and reinvestment strategy, if employed, will be successful.

■  Investment Company Risk. Other investment companies, including ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.

■  Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

■  Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are similar, these risks will be greater.

■  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

■  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Bloomberg Commodity Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter: 3/31/14 4.24% Worst Quarter: 9/30/14 -4.92% The year-to-date total return of the Fund's Class A shares as of September 30, 2015 was -9.19%
Average Annual Total Returns (For the periods ended 12/31/14)
Average Annual Returns - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(11.03%)	(9.08%)	Nov. 19, 2012
Class C	(6.37%)	(7.24%)	Nov. 19, 2012
Class I	(5.41%)	(6.21%)	Nov. 19, 2012
After Taxes on Distributions | Class A	(11.36%)	(9.24%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(6.24%)	(6.90%)
CEMP Commodity Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes	(4.30%)	(4.29%)	Nov. 19, 2012
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes	(17.01%)	(13.72%)	Nov. 19, 2012